INCOME TAX (CREDIT)/EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Creditexpense Schedule Of Statutory Tax Rate
Schedule of Charge for Tax
	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Current tax (credit)/expense
Irish Corporation tax	(312)	(258)	(51)
Foreign taxes (a)	197	195	358
Adjustment in respect of prior years	(50)	(56)	150

Total current tax (credit)/expense	(165)	(119)	457

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 15)	(841)	(2,031)	(5,969)
Origination and reversal of net operating losses (see Note 15)	-	1,625	4,298

Total deferred tax credit	(841)	(406)	(1,671)

Total income tax credit on continuing operations in statement of operations	(1,006)	(525)	(1,214)

Tax (credit)/charge on discontinued operations (see Note 10)	-	(590)	323
	00
Total tax credit	(1,006)	(1,115)	(891)

(a)	In 2019, the foreign taxes relate primarily to Canada.
(b)
In 2019, there was a deferred tax credit of US$444,000 (2018: charge of US$369,000; 2017: credit of US$170,000) recognised in respect of Ireland and a deferred tax credit of US$397,000 (2018: credit of US$775,000; 2017: credit of US$1,501,000) recognised in respect of overseas tax jurisdictions.

Schedule of Overseas Tax Jurisdictions
Effective tax rate	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Loss before taxation	(29,997)	(23,183)	(39,875)
As a percentage of loss before tax:
Current tax	(0.55)%	(0.51)%	1.14%
Total (current and deferred)	(3.36)%	(2.26)%	(3.05)%

Schedule of Statutory Tax Rate
The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2019	December 31, 2018	December 31, 2017
Irish corporation tax	(12.5)%	(12.5)%	(12.5)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	13.21%	15.76%	12.05%
Effect of tax rates on overseas earnings	(3.05)%	(6.10)%	(2.09)%
Effect of Irish income taxable at higher tax rate	0.04%	0.05%	-
Adjustments in respect of prior years	(0.17)%	0.94%	0.38%
Effect of changes in US tax code (b)	-	-	(1.89)%
R&D tax credits	(2.69)%	(1.70)%	(0.17)%
Other items (c)	1.80%	1.29%	1.17%

Effective tax rate	(3.36)%	(2.26)%	(3.05)%

(a)
The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 15). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.

(b)
In 2017, a number of changes were made to the USA tax code, the most significant of which was the reduction in the federal corporation tax rate to 21%. This resulted in a once-off tax credit in 2017 of US$753,000 arising from the reduction in deferred tax balances due to the tax rate change, partially offset by the effect of mandatory deemed repatriation of certain deferred foreign earnings. The other changes to the USA tax code did not have a material impact on the Group.

(c)
Other items comprise items not chargeable to tax/expenses not deductible for tax purposes. In 2019, other items mainly comprise the tax audit settlement recorded in Selling, General and Administrative expenses (see also Note 6), which is not deductible for tax. Additionally, the movement in the exchangeable notes’ embedded derivatives value and the accretion of notional interest on the Loan Note’s host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes.

Schedule of Unrecognised Deferred Tax Assets
Unrecognised deferred tax assets – continuing operations	Effect in 2019 US$’000	Percentage effect in 2019	Effect in 2018 US$’000	Percentage effect in 2018
Increase in net operating losses arising in US	1,117	3.72%	2,174	9.38%
Temporary differences arising in US	129	0.43%	19	0.08%
Decrease in net operating losses arising in Brazil	608	2.03%	(20)	(0.09)%
Increase in net operating losses arising in Ireland	2,110	7.03%	1,482	6.39%

	3,964	13.21%	3,655	15.76%

Schedule of (Loss)/Profit Before Taxes
The distribution of loss before taxes by geographical area was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rest of World – Ireland	(20,318)	(9,590)	(35,821)
Rest of World – Other	4,760	4,809	4,809
Americas	(14,439)	(18,402)	(8,863)

	(29,997)	(23,183)	(39,875)

Schedule of Unutilised Net Operating Losses
At December 31, 2019, the Group had unutilised net operating losses as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
USA	1,034	2,382	7,737
Ireland	73,754	60,629	57,206
Brazil	5,789	4,001	4,060

	80,577	67,012	69,003

Schedule of Unused Tax Losses and Unused Tax Credits
At  December 31, 2019, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Ireland – unused tax losses	12,062	9,953	8,471
US – unused tax losses	3,291	2,174	-
US – unused tax credits	493	364	345
Brazil – unused tax losses	1,968	1,360	1,380

Unrecognised deferred tax asset	17,814	13,851	10,196